Disaggregated Revenues (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Disaggregation of Revenue [Line Items]
Accounts receivable	$ 6,241,768	$ 5,739,205	$ 5,439,501
Deferred revenue	70,000.00	40,000.00
Capitalized contract cost	0	0
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Revenue	5,600,000	4,900,000
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 0